Condensed Financial Information of Parent Company (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed consolidating statement of comprehensive income
Net earnings attributable to shareholders	$ 109	$ 97	$ 48	$ 88	$ 132	$ 143	$ 103	$ 104	$ 342	$ 482	$ 523
Other comprehensive income, net of tax									91	338	925
Total comprehensive income, net of tax									427	818	1,441
AFG [Member]
Condensed consolidating statement of comprehensive income
Net earnings attributable to shareholders									342	482	523
Other comprehensive income, net of tax									85	336	918
Total comprehensive income, net of tax									$ 427	$ 818	$ 1,441